SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.1%

Communication Services – 4.8%
Entertainment - 2.5%
Chicken Soup For The Soul
Entertainment Cl. A [1]	62,416	$1,427,454
Gaia Cl. A [1]	123,600	1,171,728
IMAX Corporation [1]	61,700	1,171,066
Motorsport Games Cl. A [1]	52,204	744,429
		4,514,677
Interactive Media & Services - 1.2%
Enthusiast Gaming Holdings [1]	164,600	593,891
QuinStreet [1]	84,500	1,483,820
		2,077,711
Media - 1.1%
Magnite [1,2]	29,800	834,400
Thryv Holdings [1]	37,100	1,114,484
		1,948,884
Total		8,541,272

Consumer Discretionary – 11.0%
Auto Components - 1.6%
Modine Manufacturing [1]	101,800	1,153,394
Stoneridge [1]	57,100	1,164,269
Unique Fabricating [1]	177,054	584,278
		2,901,941
Hotels, Restaurants & Leisure - 1.9%
Century Casinos [1]	157,900	2,126,913
Lindblad Expeditions Holdings [1]	88,500	1,291,215
		3,418,128
Household Durables - 0.8%
Legacy Housing [1]	83,900	1,507,683
Leisure Products - 0.9%
MasterCraft Boat Holdings [1]	63,417	1,590,498
Specialty Retail - 4.5%
Barnes & Noble Education [1]	98,600	985,014
Chico's FAS [1]	177,900	798,771
Citi Trends [1]	23,186	1,691,651
OneWater Marine Cl. A	40,000	1,608,400
Shoe Carnival	50,400	1,633,968
Zumiez [1]	31,400	1,248,464
		7,966,268
Textiles, Apparel & Luxury Goods - 1.3%
Fossil Group [1]	72,900	863,865
Vera Bradley [1]	163,300	1,536,653
		2,400,518
Total		19,785,036

Energy – 3.2%
Energy Equipment & Services - 3.2%
Aspen Aerogels [1]	47,217	2,172,454
Natural Gas Services Group [1]	153,200	1,590,216
Newpark Resources [1]	392,600	1,295,580
Profire Energy [1]	612,129	703,949
Total		5,762,199

Financials – 13.9%
Banks - 6.6%
Allegiance Bancshares	35,507	1,354,592
BayCom Corporation [1]	70,982	1,320,265
Caribbean Investment Holdings [1]	1,751,547	873,213
HarborOne Bancorp	117,191	1,645,361
HBT Financial	92,200	1,433,710
HomeTrust Bancshares	58,100	1,625,638
Investar Holding Corporation	77,400	1,704,348
Midway Investments [1,3]	1,751,577	0
TriState Capital Holdings [1]	82,772	1,750,628
		11,707,755
Capital Markets - 4.4%
B. Riley Financial	24,800	1,464,192
Canaccord Genuity Group	176,600	1,942,238
Silvercrest Asset Management Group Cl. A	90,300	1,406,874
Sprott	50,180	1,845,004
StoneX Group [1]	19,200	1,265,280
		7,923,588
Diversified Financial Services - 0.0%
Waterloo Investment Holdings [1,3]	1,302,000	0
Investment Companies - 0.4%
Trident Acquisitions [1]	61,300	711,080
Thrifts & Mortgage Finance - 2.5%
PCSB Financial	78,400	1,445,696
Territorial Bancorp	53,100	1,347,678
Western New England Bancorp	205,354	1,751,670
		4,545,044
Total		24,887,467

Health Care – 13.4%
Biotechnology - 2.2%
CareDx [1]	15,200	963,224
Dynavax Technologies [1]	93,500	1,796,135
MeiraGTx Holdings [1]	94,700	1,248,146
		4,007,505
Health Care Equipment & Supplies - 7.4%
Apyx Medical [1]	152,400	2,110,740
AtriCure [1]	20,000	1,391,000
Chembio Diagnostics [1]	107,400	268,500
CryoLife [1]	67,589	1,506,559
Cutera [1]	40,700	1,896,620
Misonix [1]	68,000	1,720,400
OrthoPediatrics Corp. [1]	25,600	1,677,056
Profound Medical [1]	76,900	1,122,596
Surmodics [1]	28,278	1,572,257
		13,265,728
Health Care Providers & Services - 0.7%
Sharps Compliance [1]	144,643	1,196,198
Life Sciences Tools & Services - 3.1%
Harvard Bioscience [1]	280,368	1,956,969
Inotiv [1]	46,200	1,350,888
NeoGenomics [1]	19,500	940,680
Quanterix Corporation [1]	24,700	1,229,813
		5,478,350
Total		23,947,781

Industrials – 21.6%
Aerospace & Defense - 1.0%
Astronics Corporation [1]	83,900	1,179,634
CPI Aerostructures [1]	212,231	583,635
		1,763,269
Building Products - 0.5%
Quanex Building Products	44,800	959,168
Commercial Services & Supplies - 2.1%
Acme United	35,757	1,170,684
Heritage-Crystal Clean [1]	54,934	1,591,987
VSE Corporation	21,900	1,054,923
		3,817,594
Construction & Engineering - 3.9%
Ameresco Cl. A [1]	18,100	1,057,583
Concrete Pumping Holdings [1]	11,800	100,772
Construction Partners Cl. A [1]	59,800	1,995,526
IES Holdings [1]	24,000	1,096,560
Northwest Pipe [1]	60,900	1,443,330
NV5 Global [1]	13,600	1,340,552
		7,034,323
Electrical Equipment - 0.8%
American Superconductor [1]	92,100	1,342,818
Machinery - 5.7%
Alimak Group [4]	80,300	1,202,158
CIRCOR International [1]	51,400	1,696,714
Graham Corporation	96,020	1,190,648
Luxfer Holdings	46,400	910,832
Porvair [4]	139,600	1,292,777
Shyft Group (The)	49,600	1,885,296
Wabash National	91,900	1,390,447
Westport Fuel Systems [1]	192,500	633,325
		10,202,197
Marine - 1.0%
Clarkson [4]	35,400	1,792,580
Professional Services - 4.4%
CRA International	17,606	1,748,980
Forrester Research [1]	25,900	1,275,834
Heidrick & Struggles International	41,300	1,843,219
Kforce	25,500	1,520,820
Resources Connection	89,254	1,408,428
		7,797,281
Trading Companies & Distributors - 2.2%
Lawson Products [1]	36,000	1,800,360
Transcat [1]	32,700	2,108,496
		3,908,856
Total		38,618,086

Information Technology – 24.0%
Communications Equipment - 3.0%
Comtech Telecommunications	26,463	677,717
Digi International [1]	91,000	1,912,820
EMCORE Corporation [1]	194,100	1,451,868
Genasys [1]	145,300	752,654
Harmonic [1]	67,900	594,125
		5,389,184
Electronic Equipment, Instruments & Components - 5.3%
FARO Technologies [1]	19,600	1,289,876
LightPath Technologies Cl. A [1]	354,800	755,724
Luna Innovations [1]	181,200	1,721,400
nLIGHT [1]	40,100	1,130,419
PAR Technology [1]	26,300	1,617,713
PowerFleet [1]	186,000	1,246,200
Vishay Precision Group [1]	48,700	1,693,299
		9,454,631
IT Services - 1.4%
Cass Information Systems	29,948	1,253,324
Computer Task Group [1]	149,000	1,189,020
		2,442,344
Semiconductors & Semiconductor Equipment - 11.8%
Aehr Test Systems [1]	150,800	2,058,420
Axcelis Technologies [1]	40,900	1,923,527
AXT [1]	177,300	1,476,909
Camtek [1]	48,672	1,971,703
Cohu [1]	43,400	1,386,196
CyberOptics Corporation [1]	47,900	1,704,282
Ichor Holdings [1]	37,600	1,544,984
NeoPhotonics Corporation [1]	104,500	910,195
Nova [1,2]	19,200	1,963,968
NVE Corporation	19,100	1,221,827
PDF Solutions [1]	70,100	1,615,104
Photronics [1]	134,000	1,826,420
Ultra Clean Holdings [1]	37,700	1,606,020
		21,209,555
Software - 1.6%
Agilysys [1]	37,200	1,947,792
GTY Technology Holdings [1]	114,399	860,280
		2,808,072
Technology Hardware, Storage & Peripherals - 0.9%
AstroNova [1]	107,000	1,610,350
Total		42,914,136

Materials – 3.8%
Metals & Mining - 3.8%
Altius Minerals	78,900	969,898
Haynes International	55,370	2,062,533
Major Drilling Group International [1]	312,200	2,082,812
Universal Stainless & Alloy Products [1]	157,500	1,631,700
Total		6,746,943

Real Estate – 0.4%
Real Estate Management & Development - 0.4%
FRP Holdings [1]	13,840	773,933
Total		773,933

TOTAL COMMON STOCKS
(Cost $114,790,096)		171,976,853

REPURCHASE AGREEMENT – 2.3%
Fixed Income Clearing Corporation,
0.00% dated 9/30/21, due 10/1/21,
maturity value $4,113,867 (collateralized
by obligations of various U.S. Government
Agencies, 1.25% due 9/30/28, valued at $4,196,153)
(Cost $4,113,867)	4,113,867

TOTAL INVESTMENTS – 98.4%
(Cost $118,903,963)	176,090,720

CASH AND OTHER ASSETS LESS LIABILITIES – 1.6%	2,824,452

NET ASSETS – 100.0%	$178,915,172

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SEPTEMBER 30, 2021 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS - 99.0%

Communication Services - 0.9%
Media - 0.9%
Entravision Communications Cl. A	182,280	$1,294,188
Saga Communications Cl. A	93,392	2,124,668
Total		3,418,856

Consumer Discretionary - 22.5%
Auto Components - 0.3%
Gentex Corporation	32,316	1,065,782
Diversified Consumer Services - 1.1%
Lincoln Educational Services [1]	614,615	4,111,774
Household Durables - 5.5%
La-Z-Boy	211,686	6,822,640
Meritage Homes [1]	56,200	5,451,400
PulteGroup	167,950	7,712,264
		19,986,304
Leisure Products - 3.8%
Malibu Boats Cl. A [1]	68,504	4,793,910
MasterCraft Boat Holdings [1]	238,000	5,969,040
Nautilus [1]	349,810	3,256,731
		14,019,681
Specialty Retail - 11.8%
Aaron’s Company (The)	284,970	7,848,074
American Eagle Outfitters	82,153	2,119,547
Haverty Furniture	166,445	5,610,861
Lazydays Holdings [1]	201,155	4,292,647
OneWater Marine Cl. A	166,895	6,710,848
Rent-A-Center	147,156	8,271,639
Shoe Carnival	250,116	8,108,761
		42,962,377
Total		82,145,918

Consumer Staples - 0.5%
Food & Staples Retailing - 0.5%
Village Super Market Cl. A	78,043	1,691,972
Total		1,691,972

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Dorchester Minerals L.P.	117,150	2,245,765
Total		2,245,765

Financials - 23.7%
Banks - 7.5%
Ames National	81,637	1,898,877
Camden National	43,594	2,088,153
Chemung Financial	42,724	1,935,397
City Holding Company	57,464	4,477,020
CNB Financial	91,552	2,228,376
Financial Institutions	64,863	1,988,051
Landmark Bancorp	74,504	2,063,016
MidWestOne Financial Group	106,667	3,217,077
National Bankshares	147,117	5,341,818
Unity Bancorp	91,491	2,140,889
		27,378,674
Capital Markets - 3.7%
Evercore Cl. A	66,900	8,942,523
Houlihan Lokey Cl. A	12,915	1,189,471
Moelis & Company Cl. A	54,101	3,347,229
		13,479,223
Consumer Finance - 2.0%
PROG Holdings [1]	166,998	7,015,586
Insurance - 7.4%
CNO Financial Group	251,700	5,925,018
Crawford & Company Cl. A	75,647	678,554
Donegal Group Cl. A	136,241	1,974,132
Employers Holdings	162,657	6,423,325
Heritage Insurance Holdings	333,941	2,274,138
James River Group Holdings	57,482	2,168,796
Kemper Corporation	63,227	4,222,931
Selective Insurance Group	20,280	1,531,748
Tiptree	185,821	1,861,927
		27,060,569
Thrifts & Mortgage Finance - 3.1%
Southern Missouri Bancorp	78,018	3,502,228
Timberland Bancorp	146,670	4,246,096
TrustCo Bank Corp NY	113,577	3,631,057
		11,379,381
Total		86,313,433

Health Care - 7.4%
Biotechnology - 2.1%
Catalyst Pharmaceuticals [1]	941,494	4,989,918
Coherus BioSciences [1]	79,312	1,274,544
Vanda Pharmaceuticals [1]	66,500	1,139,810
		7,404,272
Health Care Providers & Services - 2.0%
Ensign Group (The)	22,114	1,656,118
Molina Healthcare [1]	21,000	5,697,510
		7,353,628
Pharmaceuticals - 3.3%
BioDelivery Sciences International [1]	751,913	2,714,406
Collegium Pharmaceutical [1]	114,100	2,252,334
SIGA Technologies [1]	391,306	2,891,751
Supernus Pharmaceuticals [1]	157,400	4,197,858
		12,056,349
Total		26,814,249

Industrials - 23.0%
Aerospace & Defense - 1.7%
Vectrus [1]	124,760	6,272,933
Building Products - 2.2%
Builders FirstSource [1]	53,330	2,759,294
Quanex Building Products	102,023	2,184,313
UFP Industries	43,100	2,929,938
		7,873,545
Commercial Services & Supplies - 1.1%
Herman Miller	111,303	4,191,671
Construction & Engineering - 5.6%
Comfort Systems USA	10,771	768,188
Great Lakes Dredge & Dock [1]	359,991	5,432,264
MYR Group [1]	14,241	1,416,979
Northwest Pipe [1]	72,886	1,727,398
Primoris Services	286,790	7,023,487
Sterling Construction [1]	171,349	3,884,482
		20,252,798
Machinery - 1.7%
Alamo Group	8,607	1,200,935
Federal Signal	15,122	584,012
Miller Industries	125,007	4,255,238
		6,040,185
Professional Services - 5.1%
Barrett Business Services	25,848	1,971,168
Heidrick & Struggles International	137,069	6,117,389
Kforce	29,514	1,760,215
Korn Ferry	56,435	4,083,637
Resources Connection	249,264	3,933,386
Robert Half International	8,664	869,259
		18,735,054
Road & Rail - 5.6%
ArcBest	116,849	9,554,743
Schneider National Cl. B	262,300	5,964,702
Werner Enterprises	115,050	5,093,263
		20,612,708
Total		83,978,894

Information Technology - 20.0%
Communications Equipment - 1.0%
NETGEAR [1]	114,875	3,665,661
Electronic Equipment, Instruments & Components - 14.0%
ePlus [1]	51,583	5,292,932
Fabrinet [1]	14,580	1,494,596
Insight Enterprises [1]	58,652	5,283,372
Jabil	51,500	3,006,055
Kimball Electronics [1]	279,995	7,215,471
Methode Electronics	74,622	3,137,855
PC Connection	42,176	1,857,009
Plexus Corporation [1]	18,100	1,618,321
Sanmina Corporation [1]	227,093	8,752,164
SYNNEX Corporation	61,142	6,364,882
Vishay Intertechnology	358,561	7,203,491
		51,226,148
IT Services - 1.0%
Concentrix Corporation [1]	9,100	1,610,700
IBEX [1]	111,115	1,888,955
		3,499,655
Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology	76,703	1,913,740
Cohu [1]	116,116	3,708,745
Kulicke & Soffa Industries	128,313	7,478,082
MKS Instruments	10,191	1,537,924
		14,638,491
Total		73,029,955

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Marcus & Millichap [1]	33,525	1,361,786
Total		1,361,786

TOTAL COMMON STOCKS
(Cost $280,631,344)		361,000,828

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corporation, 0.00% dated 9/30/21, due 10/1/21, maturity value $2,791,205 (collateralized by obligations of various U.S. Government Agencies, 1.25% due 9/30/28, valued at $2,847,045) (Cost $2,791,205)		2,791,205

TOTAL INVESTMENTS - 99.8%
(Cost $283,422,549)		363,792,033

CASH AND OTHER ASSETS LESS LIABILITIES - 0.2%		835,044

NET ASSETS - 100.0%		$364,627,077

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2021.
[3]	Securities for which market quotations are not readily available represent 0.0% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.
[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

Tax Information:

At September 30, 2021, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$118,937,733	$57,152,987	$66,326,115	$9,173,128
Small-Cap Portfolio	283,851,717	79,940,316	90,589,092	10,648,776

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and foreign securities that were fair valued are noted in the Schedules of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2021. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$167,689,338	$4,287,515	$0	$171,976,853
Repurchase Agreement	–	4,113,867	–	4,113,867
Small-Cap Portfolio
Common Stocks	361,000,828	–	–	361,000,828
Repurchase Agreement	–	2,791,205	–	2,791,205

Level 3 Reconciliation:

	Balance as of 12/31/20	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/21
Micro-Cap Portfolio
Common Stocks	$325,500	$-	$(325,500)	$0

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2021 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at September 30, 2021:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Micro-Cap Portfolio	$2,794,528	$(2,731,481)	$63,047

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).